Related parties - Transactions with key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales to an equity-accounted investee (Note(a))	$ 120	$ 702	$ 0
Services recharge received from a related party (Note(b))	31	13	0
Services provided by a company with control from a director of the Company	0	0	$ (31)
Amounts due from equity-accounted investees	0	132
Amount due from a related company	3	5
Other related parties
Disclosure of transactions between related parties [line items]
Amounts due from equity-accounted investees	$ 0	$ 127